Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 5,300	$ 6,100
Invested Assets Pledged As Collateral	1,901	1,569
Funding agreements - Federal Agricultural Mortgage Corporation [Member]
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	200	200
Invested Assets Pledged As Collateral	230	230
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	450	450
Collateral pledged relating to obligations under funding agreements	808	537
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	200	0
Collateral pledged relating to obligations under funding agreements	$ 602	$ 595